Segmental analysis	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segmental analysis

10	Segmental analysis
The Group Chief Executive, supported by the rest of the Group Executive Committee (‘GEC’), is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the Group’s reportable segments. Global business results are assessed by the CODM on the basis of adjusted performance that removes the effects of significant items and currency translation from reported results. Therefore, we present these results on an adjusted basis as required by IFRSs. The 2021 and 2020 adjusted performance information is presented on a constant currency basis. The 2021 and 2020 income statements are converted at the average rates of exchange for 2022, and the balance sheets at 31 December 2021 and 31 December 2020 at the prevailing rates of exchange on 31 December 2022.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-Group elimination items for the global businesses are presented in Corporate Centre.
Our global businesses
We provide a comprehensive range of banking and related financial services to our customers in our three global businesses. The products and services offered to customers are organised by these global businesses.
•Wealth and Personal Banking (‘WPB’) provides a full range of retail banking and wealth products to our customers from personal banking to ultra high net worth individuals. Typically, customer offerings include retail banking products, such as current and savings accounts, mortgages and personal loans, credit cards, debit cards and local and international payment services. We also provide wealth management services, including insurance and investment products, global asset management services, investment management and private wealth solutions for customers with more sophisticated and international requirements.
•Commercial Banking (‘CMB’) offers a broad range of products and services to serve the needs of our commercial customers, including small and medium-sized enterprises, mid-market enterprises and corporates. These include credit and lending, international trade and receivables finance, treasury management and liquidity solutions (payments and cash management and commercial cards), commercial insurance and investments. CMB also offers customers access to products and services offered by other global businesses, such as Global Banking and Markets, which include foreign exchange products, raising capital on debt and equity markets and advisory services.
•Global Banking and Markets (‘GBM’) provides tailored financial solutions to major government, corporate and institutional clients and private investors worldwide. The client-focused business lines deliver a full range of banking capabilities including financing, advisory and transaction services, a markets business that provides services in credit, rates, foreign exchange, equities, money markets and securities services, and principal investment activities.

HSBC adjusted profit before tax and balance sheet data
	2022
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	24,367	16,215	15,359	(596)	55,345
– external	21,753	16,715	19,598	(2,721)	55,345
– inter-segment	2,614	(500)	(4,239)	2,125	—
– of which: net interest income/(expense)	18,137	11,867	5,303	(2,706)	32,601
Change in expected credit losses and other credit impairment recoveries	(1,137)	(1,858)	(587)	(10)	(3,592)
Net operating income/(expense)	23,230	14,357	14,772	(606)	51,753
Total operating expenses	(14,726)	(6,642)	(9,325)	227	(30,466)
Operating profit/(loss)	8,504	7,715	5,447	(379)	21,287
Share of profit in associates and joint ventures	29	1	(2)	2,695	2,723
Adjusted profit before tax	8,533	7,716	5,445	2,316	24,010
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	35.5	32.1	22.7	9.7	100.0
Adjusted cost efficiency ratio	60.4	41.0	60.7	38.1	55.0
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	423,553	308,094	192,852	355	924,854
Interests in associates and joint ventures	508	15	108	28,623	29,254
Total external assets	889,450	606,698	1,321,076	149,306	2,966,530
Customer accounts	779,310	458,714	331,844	435	1,570,303

	2021
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	20,963	12,538	13,982	(463)	47,020
– external	20,725	12,423	15,590	(1,718)	47,020
– inter-segment	238	115	(1,608)	1,255	—
– of which: net interest income/(expense)	13,458	8,308	3,844	(716)	24,894
Change in expected credit losses and other credit impairment (charges)/recoveries	213	225	313	3	754
Net operating income/(expense)	21,176	12,763	14,295	(460)	47,774
Total operating expenses	(14,489)	(6,554)	(9,250)	189	(30,104)
Operating profit/(loss)	6,687	6,209	5,045	(271)	17,670
Share of profit in associates and joint ventures	34	1	—	2,898	2,933
Adjusted profit before tax	6,721	6,210	5,045	2,627	20,603
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	32.6	30.1	24.5	12.8	100.0
Adjusted cost efficiency ratio	69.1	52.3	66.2	40.8	64.0
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	461,047	330,683	198,779	688	991,197
Interests in associates and joint ventures	489	12	116	27,469	28,086
Total external assets	888,028	586,392	1,157,327	174,073	2,805,820
Customer accounts	819,319	480,201	322,435	592	1,622,547

	2020
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	21,481	12,889	14,696	(218)	48,848
– external	19,521	13,278	17,635	(1,586)	48,848
– inter-segment	1,960	(389)	(2,939)	1,368	—
– of which: net interest income/(expense)	14,752	8,997	4,314	(1,324)	26,739
Change in expected credit losses and other credit impairment (charges)/recoveries	(2,878)	(4,710)	(1,227)	—	(8,815)
Net operating income/(expense)	18,603	8,179	13,469	(218)	40,033
Total operating expenses	(14,536)	(6,475)	(8,895)	(539)	(30,445)
Operating profit/(loss)	4,067	1,704	4,574	(757)	9,588
Share of profit in associates and joint ventures	6	(1)	—	2,102	2,107
Adjusted profit before tax	4,073	1,703	4,574	1,345	11,695
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	34.8	14.6	39.1	11.5	100.0
Adjusted cost efficiency ratio	67.7	50.2	60.5	(247.2)	62.3
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	436,105	320,084	211,510	1,151	968,850
Interests in associates and joint ventures	437	15	128	25,142	25,722
Total external assets	828,309	530,203	1,238,781	184,030	2,781,323
Customer accounts	788,043	439,889	310,757	540	1,539,229
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	2022	2021	2020
	$m	$m	$m
Reported external net operating income by country/territory[1]	51,727	49,552	50,429
– UK	11,767	10,909	9,163
– Hong Kong	15,894	14,245	15,783
– US	3,893	3,795	4,474
– France	136	2,179	1,753
– other countries	20,037	18,424	19,256
1     Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted results reconciliation
	2022			2021				2020
	Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue[1]	55,345	(3,618)	51,727	47,020	3,074	(542)	49,552	48,848	1,523	58	50,429
ECL	(3,592)	—	(3,592)	754	174	—	928	(8,815)	(2)	—	(8,817)
Operating expenses	(30,466)	(2,864)	(33,330)	(30,104)	(2,181)	(2,335)	(34,620)	(30,445)	(1,170)	(2,817)	(34,432)
Share of profit in associates and joint ventures	2,723	—	2,723	2,933	113	—	3,046	2,107	(48)	(462)	1,597
Profit/(loss) before tax	24,010	(6,482)	17,528	20,603	1,180	(2,877)	18,906	11,695	303	(3,221)	8,777
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted balance sheet reconciliation
	2022	2021			2020
	Reported and adjusted	Adjusted	Currency translation	Reported	Adjusted	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	924,854	991,197	54,617	1,045,814	968,850	69,137	1,037,987
Interests in associates and joint ventures	29,254	28,086	1,523	29,609	25,722	962	26,684
Total external assets	2,966,530	2,805,820	152,119	2,957,939	2,781,323	202,841	2,984,164
Customer accounts	1,570,303	1,622,547	88,027	1,710,574	1,539,229	103,551	1,642,780

Adjusted profit reconciliation
	2022	2021	2020
	$m	$m	$m
Year ended 31 Dec
Adjusted profit before tax	24,010	20,603	11,695
Significant items	(6,482)	(2,877)	(3,221)
– customer redress programmes (revenue)	8	11	(21)
– disposals, acquisitions and investment in new businesses (revenue)[1]	(2,799)	—	(10)
– fair value movements on financial instruments[2]	(579)	(242)	264
– restructuring and other related costs (revenue)[3]	(248)	(307)	(170)
– customer redress programmes (operating expenses)	31	(49)	54
– disposals, acquisitions and investment in new businesses (operating expenses)	(18)	—	—
– impairment of goodwill and other intangible assets	4	(587)	(1,090)
– past service costs of guaranteed minimum pension benefits equalisation	—	—	(17)
– restructuring and other related costs (operating expenses)[4]	(2,881)	(1,836)	(1,908)
– settlements and provisions in connection with legal and other regulatory matters	—	—	(12)
– impairment of goodwill (share of profit in associates and joint ventures)[5]	—	—	(462)
– currency translation on significant items		133	151
Currency translation		1,180	303
Reported profit before tax	17,528	18,906	8,777
1    Includes losses from classifying businesses as held for sale as part of the broader restructuring of our European business, of which $2.4bn relates to the planned sale of the retail banking operations in France in 2022.
2 Includes fair value movements on non-qualifying hedges and debit valuation adjustments on derivatives.
3    Comprises gains and losses relating to the business update in February 2020, including losses associated with the RWA reduction programme.
4    Includes impairment of software intangible assets of $128m (2021: $21m, 2020: $189m) of the total software intangible asset impairment of $147m (2021: $146m, 2020: $1,347m) and impairment of tangible assets of $332m (2021: $75m, 2020: $197m).
5    During 2020, The Saudi British Bank (’SABB’), an associate of HSBC, impaired the goodwill that arose following the merger with Alawwal bank in 2020. HSBC‘s post-tax share of the goodwill impairment was $462m.